Income Taxes (Details) - Schedule of reconciliation between our effective income tax rate and the statutory tax rates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation between our effective income tax rate and the statutory tax rates [Abstract]
(Loss) before income tax expense	$ (19,588)	$ (23,991)
Statutory tax rates	21.00%	21.00%
Computed expected income tax benefit	$ (4,113)	$ (5,038)
Increase (decrease) in income taxes resulting from:
Change in deferred tax asset valuation allowance	5,509	4,751
Permanent amortization		3,498
Non-deductible expenses	1,001	1,724
Foreign tax rate differential	(376)	(2,320)
State and local income taxes, net of federal income tax benefit	84	(51)
Taxable inflation adjustment	(597)	23
Non deductible interest	172	210
Provision to return		483
Effect of change in state rate	(4)	(167)
CARES Act		(337)
Non-taxable income	(1,229)
Other, net	13	(435)
Reported income tax expense	$ 460	$ 2,341
Effective tax rate	2.30%	(9.80%)